NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Equity Incentive Plan) (Details)	1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Jul. 31, 2013 Director [Member]	Jun. 30, 2013 2007 Equity Incentive Plan Member]	Jun. 30, 2012 2007 Equity Incentive Plan Member]	Sep. 01, 2008 2007 Equity Incentive Plan Member]	Jan. 31, 2007 2007 Equity Incentive Plan Member]	Jan. 31, 2007 2007 Equity Incentive Plan Member] Chairman of the Board [Member]	Jun. 30, 2013 2007 Equity Incentive Plan Member] Chairman of the Board [Member]	Apr. 30, 2010 2007 Equity Incentive Plan Member] Director [Member]	Jan. 31, 2007 2007 Equity Incentive Plan Member] Director [Member]	Jun. 30, 2013 2007 Equity Incentive Plan Member] Director [Member]	Jan. 31, 2007 2007 Equity Incentive Plan Member] Member of a Committee [Member]	Jun. 30, 2013 2007 Equity Incentive Plan Member] Member of a Committee [Member]	Jan. 31, 2007 2007 Equity Incentive Plan Member] Member of a Committee [Member]	Jun. 30, 2013 2007 Equity Incentive Plan Member] Member of a Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized			15,000,000	4,500,000	3,500,000	1,500,000
Percentage of outstanding shares ownership, benchmark			10.00%
Fair market percentage exercise price exceeding ownership benchmark percentage			110.00%
Initial grants	525,000	50,000					50,000			30,000		10,000		5,000
Annual grants								70,000	50,000	20,000	100,000		200,000		10,000